INVESTMENTS	12 Months Ended
Jun. 30, 2025
EBP 1998
EBP, Schedule of Asset Held for Investment [Line Items]
INVESTMENTS	INVESTMENTS
The Plan’s investment in Company common stock experienced net appreciation in value as follows for the years ended June 30, 2025, 2024, and 2023:

	2025	2024	2023
	€	€	€
The Procter & Gamble Company
common stock
Net appreciation/ (depreciation) as follows	(192,839)	51,259	1,288

The realized gain on sales of Company common stock for the years ended June 30, 2025, 2024 and 2023 was determined using an average cost method as follows:

	2025	2024	2023
	€	€	€
Proceeds on sales of shares	546,393	462,141	247,489
Cost	(450,566)	(369,583)	(190,165)
Realised gain on sales of shares	95,827	92,558	57,323